Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Mar. 15, 2019 USD ($) $ / shares	Mar. 15, 2019 HKD ($) $ / shares	Feb. 22, 2019 HKD ($)	Jan. 18, 2019 USD ($) $ / shares	Jan. 18, 2019 $ / shares	Dec. 31, 2018 USD ($)
Disclosure of dividends [Abstract]
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners per share | (per share)	$ 0.127	$ 1		$ 0.127	$ 0.99
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners	$ 1,033	$ 8,080	$ 8,000	$ 1,023		$ 2,056